Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table for non-CEO NEOs (2)	Average Compensation Actually Paid to non-CEO NEOs (2)	TSR	Peer Group TSR (3)	Net Income ($ in thousands)	GAAP Earnings Per Share
2023	$6,308,674	$5,394,253	$2,279,134	$2,059,006	170	197	$257,426	$3.72
2023	$2,225,890	$2,001,205
2022	$3,596,934	$4,324,462	$1,133,594	$1,330,164	90	93	$236,330	$3.40
2021	$3,254,715	$4,079,586	$1,138,791	$1,480,437	88	82	$183,615	$2.39

Company Selected Measure Name	GAAP Earnings Per Share
Named Executive Officers, Footnote
Reflects compensation for our Chief Executive Officer, Brent Beardall, who served as our Principal Executive Officer (PEO) in 2021, 2022 and 2023 and for our Chief Consumer Banker, Cathy Cooper, who served as our temporary PEO from January 3, 2023 to February 12, 2023, while Mr. Beardall was on medical leave. Mr. Beardall's compensation is shown on the top line and Ms. Cooper's on the lower line.

Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
PEO Total Compensation Amount		$ 3,596,934	$ 3,254,715
PEO Actually Paid Compensation Amount		4,324,462	4,079,586
Adjustment To PEO Compensation, Footnote
To calculate Compensation Actually Paid for our NEOs, the following adjustments were made to the Summary Compensation Table total pay deducting the amounts included under the "Stock Awards" column for each year and adding amounts based on the SEC's definition of "compensation actually paid" as shown in the following table.

	CEO			CConsB (1)	Other NEOs
	2021	2022	2023	2023	2021	2022	2023
Summary Compensation Table Total	$3,254,715	$3,596,934	$6,308,674	$2,225,890	$1,138,791	$1,133,594	$2,279,134
Deduct grant date fair value of stock awards granted in fiscal year	(1,197,318)	(1,315,205)	(1,566,874)	(419,291)	(289,265)	(308,869)	(398,325)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	1,854,627	1,100,470	1,054,184	282,096	570,861	324,587	267,991
Add change in fair value of outstanding and unvested stock awards and options and stock awards granted in prior fiscal years	407,311	(197,932)	(76,869)	(29,528)	118,046	(102,521)	(25,672)
Add fair value at vesting of options awards that vested during fiscal year	—	—	—	—	—	—	—
Add change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which vesting conditions were satisfied during the year	7,266	1,140,195	196,527	72,704	2,504	283,373	65,188
Deduct fair value of stock awards granted in prior years that failed to meet vesting conditions during fiscal year	(247,015)	—	(521,390)	(130,666)	(60,500)	—	(129,310)
Add value of dividend or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—		—	—	—
Compensation actually paid	$4,079,586	$4,324,462	$5,394,253	$2,001,205	$1,480,437	$1,330,164	$2,059,006
(1)    This column represents the adjustments made to Cathy Cooper, Chief Consumer Banker, to arrive at Compensation Actually Paid as Ms. Cooper is included in Pay versus Performance table due to acting as temporary CEO during fiscal 2023.

Non-PEO NEO Average Total Compensation Amount	$ 2,279,134	1,133,594	1,138,791
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,059,006	1,330,164	1,480,437
Adjustment to Non-PEO NEO Compensation Footnote
To calculate Compensation Actually Paid for our NEOs, the following adjustments were made to the Summary Compensation Table total pay deducting the amounts included under the "Stock Awards" column for each year and adding amounts based on the SEC's definition of "compensation actually paid" as shown in the following table.

	CEO			CConsB (1)	Other NEOs
	2021	2022	2023	2023	2021	2022	2023
Summary Compensation Table Total	$3,254,715	$3,596,934	$6,308,674	$2,225,890	$1,138,791	$1,133,594	$2,279,134
Deduct grant date fair value of stock awards granted in fiscal year	(1,197,318)	(1,315,205)	(1,566,874)	(419,291)	(289,265)	(308,869)	(398,325)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	1,854,627	1,100,470	1,054,184	282,096	570,861	324,587	267,991
Add change in fair value of outstanding and unvested stock awards and options and stock awards granted in prior fiscal years	407,311	(197,932)	(76,869)	(29,528)	118,046	(102,521)	(25,672)
Add fair value at vesting of options awards that vested during fiscal year	—	—	—	—	—	—	—
Add change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which vesting conditions were satisfied during the year	7,266	1,140,195	196,527	72,704	2,504	283,373	65,188
Deduct fair value of stock awards granted in prior years that failed to meet vesting conditions during fiscal year	(247,015)	—	(521,390)	(130,666)	(60,500)	—	(129,310)
Add value of dividend or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—		—	—	—
Compensation actually paid	$4,079,586	$4,324,462	$5,394,253	$2,001,205	$1,480,437	$1,330,164	$2,059,006
(1)    This column represents the adjustments made to Cathy Cooper, Chief Consumer Banker, to arrive at Compensation Actually Paid as Ms. Cooper is included in Pay versus Performance table due to acting as temporary CEO during fiscal 2023.

Compensation Actually Paid vs. Total Shareholder Return	CEO and average NEO CAP vs Company TSR and KBW Index TSR
Compensation Actually Paid vs. Net Income	CEO and average NEO CAP vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	CEO and average NEO CAP vs GAAP Earnings Per Share
Tabular List, Table

1	Generally Accepted Accounting Principles Earnings Per Share ("GAAP EPS")
2	Total Shareholder Return ("TSR")

Total Shareholder Return Amount	$ 170	90	88
Peer Group Total Shareholder Return Amount	197	93	82
Net Income (Loss)	$ 257,426,000	$ 236,330,000	$ 183,615,000
Company Selected Measure Amount | $ / shares	3.72	3.40	2.39
PEO Name	Brent Beardall
Additional 402(v) Disclosure	Reflects compensation for Vincent Beatty, Cathy Cooper, James Endrizzi and Kim Robison for both 2021 and 2022 and Kelli Holz, Vincent Beatty, James Endrizzi, Ryan Mauer and Kim Robison for 2023, as shown in the Summary Compensation Table for each respective year.
The stock awards included above comprise performance share awards and restricted stock awards granted from 2018 through 2023. The amounts are based on the estimated fair value of the restricted stock and restricted performance awards as of the applicable year end or vesting date as required by SEC rules. The fair value for performance share awards is based on a probable outcome target of vesting, which represents the mid-point of the total shareholder return range and an estimated likelihood of achieving that level, and is calculated in accordance with U.S. GAAP. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with the fair value methodology used to account for share-based payments in the Company’s consolidated financial statements included in Note P – Stock Award Plans of our Annual Report on Form 10-K for the year ended September 30, 2023.

Measure:: 1
Pay vs Performance Disclosure
Name	Generally Accepted Accounting Principles Earnings Per Share ("GAAP EPS")
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return ("TSR")
Brent Beardall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,308,674
PEO Actually Paid Compensation Amount	5,394,253
Cathy Cooper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,225,890
PEO Actually Paid Compensation Amount	2,001,205
PEO | Stock Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,315,205)	$ (1,197,318)
PEO | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,100,470	1,854,627
PEO | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(197,932)	407,311
PEO | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Stock Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,140,195	7,266
PEO | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(247,015)
PEO | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Brent Beardall [Member] | Stock Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,566,874)
PEO | Brent Beardall [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,054,184
PEO | Brent Beardall [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,869)
PEO | Brent Beardall [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Brent Beardall [Member] | Stock Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,527
PEO | Brent Beardall [Member] | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(521,390)
PEO | Brent Beardall [Member] | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Cathy Cooper [Member] | Stock Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,291)
PEO | Cathy Cooper [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	282,096
PEO | Cathy Cooper [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,528)
PEO | Cathy Cooper [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Cathy Cooper [Member] | Stock Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,704
PEO | Cathy Cooper [Member] | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,666)
PEO | Cathy Cooper [Member] | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,325)	(308,869)	(289,265)
Non-PEO NEO | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,991	324,587	570,861
Non-PEO NEO | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,672)	(102,521)	118,046
Non-PEO NEO | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,188	283,373	2,504
Non-PEO NEO | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,310)	0	(60,500)
Non-PEO NEO | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0